Basic and Diluted Shares Outstanding (Details) - shares	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Mar. 24, 2016
Basic and Diluted Shares Outstanding (Textual)
Common stock, shares outstanding	3,642,084	9,720,218		8,836,421	9,720,218
Weighted average basic shares outstanding	3,642,084	9,132,839	3,642,084	5,807,166